Leases	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Leases
NOTE 7. LEASES

The Company is the lessee in the majority of its leasing arrangements and has entered into leases primarily for its corporate office, cultivation and processing facilities, and dispensaries. Depending upon the type of lease, the original lease terms generally range from less than one year to 20 years. Certain leases include renewal options ranging from less than one year to 35 years. The Company is reasonably certain to exercise renewal options ranging from less than one year to 10 years on certain leases.
As of December 31, 2020 and 2019, the Company’s leases include the following ROU assets:

($ in thousands)	2020	2019
Real estate	$92,159	$46,696
Vehicles	10	—

Total ROU assets	$92,169	$46,696

Included in the ROU assets balance is $18.0 million of additions resulting from the acquisition of CannaRoyalty Corp. (“Origin House”) and $36.6 million of additions related to new leases, partially offset by $0.1 million of terminations for the year ended December 31, 2020.
Total lease-related interest expense of $20.4 million and $7.1 million was recorded for the years ended December 31, 2020 and 2019, respectively.
Total leasing depreciation of $8.7 million and $4.1 million was recorded for the years ended December 31, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, $4.7 million and $1.6 million, respectively, of leasing depreciation is included in Selling, general and administrative expense with the remainder in Cost of sales – production costs and ending inventory.
As of December 31, 2020 and 2019, ending inventory includes $0.2 million and $0.1 million of capitalized depreciation, respectively. For the years ended December 31, 2020 and 2019, $3.9 million and $2.6 million, respectively, of depreciation was recorded to Cost of sales – production costs, which includes $0.1 million and $0.3 million, respectively, related to depreciation capitalized to inventory in prior years.
For short-term leases with durations of twelve months or less, the Company recorded $1.1 million and $0.3 million in rent expense for the years ended December 31, 2020 and 2019, respectively, within Selling, general and administrative expenses. The Company recognizes this expense on a straight-line basis over the lease term.
The Company is the lessor in three real estate operating leasing arrangements and one equipment finance leasing arrangement. For the year ended December 31, 2020, the Company recorded rental income in Other (expense) income, net, of $0.7 million in relation to the operating leases. The operating leases have a
10-year
lease term with a maturity date of December 2029 and the financing lease has a maturity date of February 2021. At December 31, 2020, deferred rent receivable for operating and financing leases were immaterial. As of December 31, 2020 the Company had no outstanding sublease receivables.
During the year ended December 31, 2020, the Company entered into and amended certain sale and leaseback agreements whereby the Company sold properties with a total net book value of $33.0 million. The Company recorded an immaterial loss on asset sale in Selling, general and administrative expense and $0.5 million of closing and other transaction settlement costs in Other (income) expense, net, in the Consolidated Statement of Operations. The new and amended 2020 sale and leaseback transactions resulted in net funding of $29.9 million, a net increase to ROU assets of $25.2 million, a net increase to lease liabilities of $24.5 million and expected additional tenant improvement allowance reimbursements of $52.9 million, with the remaining impact related to settlement of security deposits, prepaid expenses and the settlement of the $0.6 million Hope Heal Health Loan (“HHH Loan”).

During the year ended December 31, 2019, the Company entered into certain sale and leaseback agreements whereby the Company sold properties with a total net book value of $37.1 million. The Company recorded a gain on lease termination of $6.4 million and loss on asset disposal of $7.1 million that resulted in a $0.7 million loss included in Other (expense) income, net in the Consolidated Statement of Operations. The sale and leaseback transactions resulted in net proceeds of $36.4 million, a net increase to ROU assets of $0.1 million and a net increase to lease liabilities of $36.6 million, with the remaining impact related to settlement of security deposits and prepaid expenses. The properties, in which CHP Fresco, a related party, previously had an indirect ownership interest, are used in Illinois cultivation operations.
The Company has received tenant improvement allowance reimbursements of $27.3 million across all leasing arrangements for the year ended December 31, 2020 and expects to receive an additional $47.7 million for these arrangements.
As of December 31, 2020, maturities of lease liabilities were as follows:

($ in thousands)
2021	$33,207
2022	33,560
2023	34,265
2024	35,528
2025	36,324
Thereafter	354,986

Total lease payments	$527,870

Less: imputed interest	(310,142)
Less: tenant improvement allowance	(47,666)

Present value of lease liabilities	170,062

Less: current lease liabilities	(24,742)

Present value of long-term lease liabilities	$145,320

As of December 31, 2020, contractual receipts due to the Company for lease contracts in which the Company is the lessor were as follows:

($ in thousands)
2021	$642
2022	591
2023	609
2024	642
2025	646
Thereafter	2,783

Total lease payments	$5,913

The lessor arrangements will become intercompany transactions upon the Company’s acquisition of Verdant Creations, LLC. Refer to Note 25 for additional information regarding the acquisition of Verdant Creations, LLC.